Commitments and Contingencies - Additional Information (Detail) - USD ($)					3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 19, 2025	Sep. 30, 2025	Sep. 09, 2025	May 22, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	May 18, 2026	Sep. 30, 2025
Accrual and a corresponding deferred cost offering
Common stock par value		$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Loss Contingency, Estimate of Possible Loss						$ 0
Deferred offering costs		$ 1,761,419			$ 6,423,096	3,802,903	$ 6,423,096	$ 6,423,096		$ 1,761,419
Armada Acquisition Corp II [Member]
Accrual and a corresponding deferred cost offering
Common stock par value			$ 0.1
Underwriting discount per share				$ 0.2
Underwriting commissions cost				$ 4,600,000
Sale of stock, price per share				$ 0.4
Underwriting commissions payable				$ 9,200,000
Percentage of cash transaction fee		1.00%			1.00%		1.00%	1.00%		1.00%
Expenses incurred in connection with initial public offering			$ 2,300,000
Fairness opinion fee business combination	$ 450,000
Business combination advisor expense reimbursement	125,000
Pathfinder Digital Assets LLC [Member]
Accrual and a corresponding deferred cost offering
Business combination, acquisition-related cost, expense						$ 4,000,000	$ 4,000,000
Placement fee rate						4.00%	4.00%
Maximum reimbursable investment banking expenses						$ 500,000	$ 500,000
Deferred offering costs		$ 277,485			$ 553,347	$ 477,531	553,347	$ 553,347		$ 277,485
Accrual and a corresponding deferred cost offering					500,000		$ 500,000	500,000
Fairness opinion initial payment [Member] | Armada Acquisition Corp II [Member]
Accrual and a corresponding deferred cost offering
Fairness opinion fee business combination	$ 100,000
Service provider agreements [Member] | Armada Acquisition Corp II [Member]
Accrual and a corresponding deferred cost offering
Accountable fees		20,000						20,000
Monthly fee to investor relation advisor for business combination									$ 8,500
Success fee payable for closing the initial business combination		100,000								100,000
Amount of expenses shall not exceed		300						300
Other expenses					$ 0			0		0
Deferred professional fees expenses		$ 37,564						$ 38,387		$ 37,564
Over-allotment option [Member] | Armada Acquisition Corp II [Member]
Accrual and a corresponding deferred cost offering
Option for underwriters to purchase additional units term								45 days		45 days
Common stock, shares subscribed but unissued		3,000,000		3,000,000	3,000,000		3,000,000	3,000,000		3,000,000
Common stock par value				$ 10